Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating activities
Net loss for the year:	$ (51,205)	$ (236,423)
Adjusted for:
Revenue recognized from digital currency mined	(111,044)	(106,089)
Depreciation	65,948	81,730
Unrealized (gain) loss on investments	(3,743)	13,432
Change in fair value of derivative liability	(362)	(4,504)
Impairment of equipment	0	70,410
Impairment of deposits	0	27,331
Provision on sales tax receivables	6,777	0
(Gain) loss on sale of equipment	(1,081)	1,395
Accretion on convertible debt	1,825	2,130
Tax expense	6,185	289
Share-based compensation	7,249	8,378
Interest expense	930	664
Foreign exchange	127	136
Changes in non-cash working capital items:
Amounts receivable and prepaids	3,992	(5,374)
Digital currencies	92,602	195,079
Accounts payable and accrued liabilities	(5,096)	(3,802)
Cash provided by operating activities	13,526	44,782
Investing activities
Deposits on equipment	(14,880)	(38,754)
Investments	(341)	0
Proceeds on disposal of equipment	1,882	1,942
Purchase of equipment	(64,378)	(4,075)
Cash paid on acquisition	(647)	0
Cash used in investing activities	(78,364)	(40,887)
Financing activities
Exercise of options	96	0
Shares offering, net of issuance costs	55,701	3,802
Issuance of warrants, net of issuance costs	21,738	0
Repayment of loans	(1,530)	(2,767)
Repayment of debenture	(3,000)	(3,000)
Lease payments made	(2,855)	(2,674)
Cash provided by (used in) financing activities	70,150	(4,639)
Effect of exchange rate changes on cash	(7)	(202)
Net change in cash during the year	5,305	(946)
Cash, beginning of year	4,373	5,319
Cash, end of year	9,678	4,373
Supplemental cash flow information
Share consideration issued for acquisition	1,088	0
Recognition of right of use assets and lease liabilities	0	250
Supplemental disclosures:
Interest paid	1,555	1,977
Income taxes paid	$ 687	$ 0